Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Cash at bank and on hand	$ 36,579	$ 85,990
Bank deposits maturing in three months or less (note (a))	13,361	35,167
Cash and cash equivalents	$ 49,940	$ 121,157
Bank deposits maturing in three months or less | Weighted average
Cash and Cash Equivalents
Effective interest rate (in percentage)	1.44%	2.15%
Bank deposits maturing in three months or less | Minimum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	5 days	5 days
Bank deposits maturing in three months or less | Maximum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	77 days	64 days
U.S. dollar ("US$")
Cash and Cash Equivalents
Cash and cash equivalents	$ 12,925	$ 84,911
Renminbi ("RMB")
Cash and Cash Equivalents
Cash and cash equivalents	32,393	27,768
UK Pound Sterling ("")
Cash and Cash Equivalents
Cash and cash equivalents	205	335
Hong Kong dollar ("HK$")
Cash and Cash Equivalents
Cash and cash equivalents	$ 4,417	$ 8,143